SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of supplementary financial statement information [Abstract]
Schedule of Other Receivables
	December 31,
	2022	2023
	in USD thousands
Advance payments	-	480
Government institutions	687	245
Other	34	105
	721	830

Schedule of Accounts Payable and Accruals
	December 31,
	2022	2023
	in USD thousands
1) Trade:
Accounts payable:
Overseas	6,061	7,704
In Israel	905	3,165
	6,966	10,869
2) Other:
Payroll and related expenses	931	2,184
Accrued expenses	352	662
Accrual for vacation and recreation pay	377	419
Other	84	88
	1,744	3,353

Schedule of Revenues
	Year ended December 31,
	2021	2022	2023
	in USD thousands
License revenues (see Note 16)	-	-	4,610
Product sales, net	-	-	190
	-	-	4,800

Schedule of Cost of Revenues
	Year ended December 31,
	2021	2022	2023
	in USD thousands
Cost related to license revenues	-	-	3,230
Amortization of intangible asset in respect of license revenues	-	-	450
Cost of product sales	-	-	12
	-	-	3,692

Schedule of Research and Development Expenses
	Year ended December 31,
	2021	2022	2023
	in USD thousands
Research and development services	12,088	9,296	4,603
Payroll and related expenses	4,074	4,495	4,452
Lab, occupancy and telephone	882	902	969
Professional fees	595	954	935
Share-based compensation	971	1,198	760
Depreciation and amortization	660	615	583
Other	196	169	217
	19,466	17,629	12,519

Schedule of Sales and Marketing Expenses
	Year ended December 31,
	2021	2022	2023
	in USD thousands
Payroll and related expenses	308	947	8,868
Medical Affairs	-	1,316	4,824
Marketing	700	1,805	4,091
Office related expenses	-	519	1,923
Market Access	-	1,023	1,606
Business Analytics	-	106	1,005
Travel	25	84	986
Share-based compensation	(59)	112	751
Professional fees	-	521	745
Depreciation and amortization	-	-	314
Other	29	29	158
	1,003	6,462	25,270

Schedule of General and Administrative Expenses
	Year ended December 31,
	2021	2022	2023
	in USD thousands
Payroll and related expenses	1,408	1,706	2,117
Professional fees	1,103	1,248	2,028
Insurance	1,064	1,046	939
Share-based compensation	583	895	780
Depreciation	42	39	37
Other	108	132	409
	4,308	5,066	6,310

Schedule of Non-Operating Income (Expenses), Net
	Year ended December 31,
	2021	2022	2023
	in USD thousands
Changes in fair value of warrants	(1,936)	6,425	(11,054)
Issuance costs	-	(762)	-
Other	106	7	235
	(1,830)	5,670	(10,819)

Schedule of Financial Income
	Year ended December 31,
	2021	2022	2023
	in USD thousands
Interest income	277	694	2,007
Exchange differences, net	282	-	61
	559	694	2,068

Schedule of Financial Expenses
	Year ended December 31,
	2021	2022	2023
	in USD thousands
Interest expense	984	1,786	2,144
Bank commissions	22	26	25
Exchange differences, net	-	346	-
	1,006	2,158	2,169